Financial Instruments and Fair Value Disclosures	6 Months Ended
Jun. 30, 2026
Financial Instruments and Fair Value Disclosures [Abstract]
Financial Instruments and Fair Value Disclosures
12.	Financial Instruments and Fair Value Disclosures

As of June 30, 2026, the principal financial assets of the Company consist of cash at banks, restricted cash, accounts receivable trade, investment in equity and debt securities and investment in related parties, Castor and Robin, and amounts due from related party. As of June 30, 2026, the principal financial liabilities of the Company consist of accounts payable, accrued liabilities and amounts due to related party.
The following methods and assumptions were used to estimate the fair value of each class of financial instruments:
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Cash, cash equivalents and restricted cash, accounts receivable trade, amounts due from/to related party/(ies), accrued liabilities and accounts payable: The carrying values reported in the unaudited condensed consolidated balance sheets for those financial instruments are reasonable estimates of their fair values due to their short-term maturities. Cash, cash equivalents and restricted cash are considered Level 1 items as they represent liquid assets with short term maturities.

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Investment in related parties: Investment in related parties is initially measured at the transaction price and subsequently assessed for the existence of any observable market for the Series D preferred shares of Castor and Series A preferred shares of Robin, any observable price changes for identical or similar investments and the existence of any indications for impairment. As per the Company’s assessment, no such case was identified as of June 30, 2026.

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Investment in equity securities: The carrying value reported in the accompanying unaudited condensed consolidated balance sheet for investment in equity securities with readily determinable fair values represents its fair value and is considered a Level 1 item of the fair value hierarchy as it is determined through quoted prices in an active market. Investment in equity securities without a readily determinable fair value is initially measured at the transaction price and subsequently assessed for the existence of any observable market and any observable price changes for identical or similar investments and the existence of any indications for impairment. As per the Company’s assessment, no such case was identified as of June 30, 2026.

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Investment in debt securities: The carrying value reported in the accompanying consolidated balance sheet for investment in debt securities is at amortized cost. The fair value of the investment in debt securities, is determined through Level 1 of the fair value hierarchy as defined in FASB guidance for Fair Value Measurements, as it is determined through quoted prices in an active market.

The estimated fair value of the Company’s investment in debt securities at June 30, 2026 is as follows:

	Carrying amount	Fair value
Investment in debt securities	$3,534,605	$3,718,087

Concentration of credit risk: Financial instruments, which potentially subject the Company to significant concentrations of credit risk, consist principally of cash, cash equivalents and restricted cash, due from related party and trade accounts receivable. The Company places its cash and cash equivalents, consisting mostly of deposits, with high credit qualified financial institutions. The Company performs periodic evaluations of the relative credit standing of the financial institutions in which it places its deposits. The Company limits its credit risk with accounts receivable by performing ongoing credit evaluations of its customers’ financial condition.